Marketable Securities - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 8,600	$ 97,400
Available-for-sale securities, long-term	16,400	70,700
Equity securities	$ 87,500	$ 144,555
Maximum
Schedule of Available-for-sale Securities [Line Items]
Investments with unrealized loss, percentage of fair values less than original cost	15.00%	15.00%
Trading Securities
Schedule of Available-for-sale Securities [Line Items]
Securities held in relation to deferred compensation plan	$ 12,300	$ 9,900